SSGA FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

ELFUN DIVERSIFIED FUND

ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN INCOME FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN TRUSTS

STATE STREET INSTITUTIONAL FUNDS

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(each a “Trust” or “Company,” and collectively the “Fund Entities”)

Supplement dated September 23, 2022 to the

Statements of Additional Information, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Fund Entities listed on Appendix A

(each a “Fund,” and collectively the “Funds”)

The following information supplements the Funds’ statements of additional information.

Margaret McLaughlin and George Pereira have been appointed Fund Trustees/Directors by the Boards of Trustees/Directors of the Funds (collectively, the “Board”). Ms. McLaughlin and Mr. Pereira are independent Trustees/Directors and serve on the Audit Committee, Governance Committee, Valuation Committee, Nominating Committee and Qualified Legal Compliance Committee. The following information about Ms. McLaughlin and Mr. Pereira is added to the Funds’ statements of additional information:

Name, Address and Year of Birth	Position(s) Held with Trust/ Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee/Director†	Other Directorships Held by Trustee/Director During Past Five Years
Independent Trustees/Directors
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee/ Director	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019-2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011-2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	59	Director, Manning & Napier Fund Inc (2021 – present).

George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee/ Director	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	59	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021-present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005-2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012-2018).

†	For the purpose of determining the number of portfolios overseen by the Trustees/Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

Summary of Trustees’/Directors’ Qualifications

Margaret McLaughlin: Ms. McLaughlin has over twenty-five years of experience she has gained in a variety of roles encompassing regulatory, operating, legal, and compliance functions, serving both firms and their boards. Ms. McLaughlin formerly served as a founding member of the executive management team for Kramer Van Kirk Credit Strategies L.P. and its technology affiliate, Mariana Systems LLC, where she was integrally involved in corporate strategy, operational oversight, risk management and board governance. Prior to Kramer Van Kirk, Ms. McLaughlin was Assistant General Counsel to Harris Associates L.P., where she was responsible for legal, regulatory and compliance activities related to the Oakmark Mutual Funds. Ms. McLaughlin has an extensive understanding and perspective on governance, oversight, regulation, policies and procedures from these positions as well as her prior experience with both the Securities and Exchange Commission and the Department of Justice. Most recently, Ms. McLaughlin has held consulting positions at major private equity and management consulting firms. Ms. McLaughlin serves as a Trustee of State Street Institutional Investment Trust, State Street Master Funds, State Street Navigator Securities Lending Trust, SSGA Funds, Elfun Diversified Fund, Elfun Government Money Market Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Tax-Exempt Income Fund, Elfun Trusts, and State Street Institutional Funds and a Director of State Street Variable Insurance Series Funds, Inc.

George M. Pereira: Mr. Pereira has over thirty years of experience in executive management with financial institutions, including extensive experience relating to financial reporting, operations, cybersecurity oversight, and enterprise risk management. Mr. Pereira recently retired from Charles Schwab Investment Management Inc., having served as Chief Operating Officer and Chief Financial Officer during his tenure. Previously, Mr. Pereira also served as Head of Financial Reporting for Charles Schwab & Co., Inc. Earlier in his career, Mr. Pereira gained valuable regulatory experience and perspective while serving as managing director at the New York Stock Exchange. With this professional experience, Mr. Pereira has developed wide-ranging expertise in building and managing financial, operational, technology and risk control platforms for growth and scale within the financial services industry. Additionally, Mr. Pereira is a member of the Latino Corporate Directors Association. Mr. Pereira serves as a Trustee of State Street Institutional Investment Trust, State Street Master Funds, State Street Navigator Securities Lending Trust, SSGA Funds, Elfun Diversified Fund, Elfun Government Money Market Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Tax-Exempt Income Fund, Elfun Trusts, and State Street Institutional Funds and a Director of State Street Variable Insurance Series Funds, Inc.

Trustee/Director Ownership of Securities of the Trust/Company

The following table sets forth information describing the dollar range of the Funds’ equity securities beneficially owned by each of Ms. McLaughlin and Mr. Pereira as of December 31, 2021:

	Dollar Range of Equity Securities In The Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustees/Directors in Family of Investment Companies
Name of Independent Trustee/Director
Margaret McLaughlin(1)	None	None
George M. Pereira(1)	None	None

(1)	Ms. McLaughlin and Mr. Pereira were appointed as Independent Trustees/Directors on September 15, 2022.

Trustee/Director Compensation

Ms. McLaughlin and Mr. Pereira did not receive compensation from the Funds for services as Trustees/Directors for the most recently completed fiscal years of the Funds because they did not serve as Trustees/Directors during the relevant periods.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

092322SUPP1

APPENDIX A

SSGA FUNDS

STATE STREET INTERNATIONAL STOCK SELECTION FUND		December 29, 2021
Class A	(SSILX)
Class I	(SSIPX)
Class K	(SSIQX)
Class N	(SSAIX)

STATE STREET S&P 500 INDEX FUND		December 29, 2021
Class N	(SVSPX)

STATE STREET INSTITUTIONAL FUNDS

STATE STREET INSTITUTIONAL PREMIER GROWTH EQUITY FUND		March 31, 2022
Investment Class	(SSPGX)
Service Class	(SSPSX)

STATE STREET INSTITUTIONAL U.S. EQUITY FUND		March 31, 2022
Investment Class	(SUSIX)
Service Class	(SUSSX)

STATE STREET INSTITUTIONAL SMALL-CAP EQUITY FUND		March 31, 2022
Investment Class	(SIVIX)
Service Class	(SSQSX)

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND		April 30, 2022
Administrative Shares	(STFAX)
Service Shares	(STBIX)
Class R Shares	(SSFRX)
Class A	(SSSVX)
Class I	(SSSWX)
Class K	(SSSYX)

STATE STREET AGGREGATE BOND INDEX FUND		April 30, 2022
Class A	(SSFCX)
Class K	(SSFEX)
Class I	(SSFDX)

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND		April 30, 2022
Premier Class	(SSIXX)
Investment Class	(SSVXX)
Service Class	(LRSXX)
Institutional Class	(SSHXX)
Administration Class	(SSYXX)
Investor Class	(SSZXX)
Trust Class	(TILXX)
Bancroft Capital Class	(VTDXX)
Opportunity Class	(OPIXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND		April 30, 2022
Premier Class	(GVMXX)
Investment Class	(GVVXX)
Select Class	(GVSXX)
Institutional Class	(SAHXX)
Administration Class	(SALXX)
Investor Class	(SAMXX)
Class G	(SSOXX)
Bancroft Capital Class	(VTGXX)
Blaylock Van Class	(BUYXX
Cabrera Capital Markets Class	(CAHXX)
Opportunity Class	(OPGXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND		April 30, 2022
Premier Class	(TRIXX)
Investment Class	(TRVXX)
Select Class	(TYSXX)
Administration Class	(SSKXX)
Institutional Class	(SSJXX)
Investor Class	(SSNXX)
Bancroft Capital Class	(VTTXX)
Cabrera Capital Markets Class	(CSJXX)
Opportunity Class	(OPRXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND		April 30, 2022
Investment Class	(TPVXX)
Premier Class	(TPIXX)
Select Class	(TPSXX)
Institutional Class	(SAJXX)
Investor Class	(SAEXX)
Administration Class	(SSQXX)
Trust Class	(TPLXX)
Bancroft Capital Class	(VTLXX)
Cabrera Capital Markets Class	(CAJXX)
Blaylock Van Class	(BVYXX)
Opportunity Class	(OPTXX)

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND		April 30, 2022
Class A	(SSGHX)
Class K	(SSGLX)
Class I	(SSGJX)

STATE STREET TARGET RETIREMENT 2050 FUND		April 30, 2022
Class I	(SSDJX)
Class K	(SSDLX)
Class R3	(SSAUX)

STATE STREET TARGET RETIREMENT 2055 FUND		April 30, 2022
Class I	(SSDOX)
Class K	(SSDQX)
Class R3	(SSAWX)

STATE STREET TARGET RETIREMENT 2060 FUND		April 30, 2022
Class I	(SSDWX)
Class K	(SSDYX)
Class R3	(SSAYX)

STATE STREET EQUITY 500 INDEX II		April 30, 2022
PORTFOLIO	(SSEYX)

STATE STREET AGGREGATE BOND		April 30, 2022
INDEX PORTFOLIO	(SSAFX)

STATE STREET GLOBAL ALL CAP EQUITY		April 30, 2022
EX-U.S. INDEX PORTFOLIO	(SSGVX)

STATE STREET TARGET RETIREMENT FUND		April 30, 2022
Class I	(SSFNX)
Class K	(SSFOX)
Class R3	(SSFQX)

STATE STREET TARGET RETIREMENT 2020 FUND		April 30, 2022
Class I	(SSBNX)
Class K	(SSBOX)
Class R3	(SSADX)

STATE STREET TARGET RETIREMENT 2025 FUND		April 30, 2022
Class I	(SSBRX)
Class K	(SSBSX)
Class R3	(SSAHX)

STATE STREET TARGET RETIREMENT 2030 FUND		April 30, 2022
Class I	(SSBWX)
Class K	(SSBYX)
Class R3	(SSAJX)

STATE STREET TARGET RETIREMENT 2035 FUND		April 30, 2022
Class I	(SSCJX)
Class K	(SSCKX)
Class R3	(SSAZX)

STATE STREET TARGET RETIREMENT 2040 FUND		April 30, 2022
Class I	(SSCNX)
Class K	(SSCQX)
Class R3	(SSAKX)

STATE STREET TARGET RETIREMENT 2045 FUND		April 30, 2022
Class I	(SSDDX)
Class K	(SSDEX)
Class R3	(SSAOX)

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND		April 30, 2022
Class A	(SSHEX)
Class I	(SSHNX)
Class K	(SSHQX)

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND		April 30, 2022
Class A	(SSIHX)
Class I	(SSIKX)
Class K	(SSIWX)

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND		April 30, 2022
Class A	(—)
Class I	(—)
Class K	(SIVSX)

STATE STREET SMALL/MID CAP EQUITY INDEX FUND		April 30, 2022
Class A	(SSMJX)
Class I	(SSMLX)
Class K	(SSMKX)

STATE STREET SMALL/MID CAP EQUITY		April 30, 2022
INDEX PORTFOLIO	(SSMHX)

STATE STREET EMERGING MARKETS EQUITY INDEX FUND		April 30, 2022
Class A	(SSUEX)
Class I	(SSLEX)
Class K	(SSKEX)

STATE STREET TREASURY OBLIGATIONS		April 30, 2022
MONEY MARKET FUND	(TAQXX)

STATE STREET ESG LIQUID RESERVES FUND		April 30, 2022
Administration Class	(ESBXX)
Investor Class	(ENVXX)
Premier Class	(ELRXX)
Investment Class	(ELGXX)
Institutional Class	(ELFXX)
Bancroft Capital Class	(VTEXX)
Cabrera Capital Markets Class	(CLFXX)
Opportunity Class	(OPEXX)

STATE STREET TARGET RETIREMENT 2065 FUND		April 30, 2022
Class I	(SSFJX)
Class K	(SSFKX)
Class R3	(SSFPX)

STATE STREET DIVERSIFIED INCOME FUND		December 22, 2021
Class K	(SBFYX)

STATE STREET INCOME FUND	(SSASX)	September 30, 2021

STATE STREET U.S. CORE EQUITY FUND	(SSAQX)	September 30, 2021

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

STATE STREET SMALL-CAP EQUITY V.I.S. FUND		May 1, 2022
Class 1 Shares	(SSSEX)

STATE STREET TOTAL RETURN V.I.S. FUND		May 1, 2022
Class 1 Shares	(SSTIX)
Class 3 Shares	(SSTTX)

STATE STREET REAL ESTATE SECURITIES V.I.S. FUND		May 1, 2022
Class 1 Shares	(SSRSX)

STATE STREET U.S. EQUITY V.I.S. FUND		May 1, 2022
Class 1 Shares	(SSUSX)

STATE STREET INCOME V.I.S. FUND		May 1, 2022
Class 1 Shares	(SSIMX)

STATE STREET PREMIER GROWTH EQUITY V.I.S. FUND		May 1, 2022
Class 1 Shares	(SPGSX)

STATE STREET S&P 500 INDEX V.I.S. FUND		May 1, 2022
Class 1 Shares	(SSSPX)

ELFUN FUNDS

ELFUN DIVERSIFIED FUND	(ELDFX)	April 30, 2022

ELFUN GOVERNMENT MONEY MARKET FUND	(ELMXX)	April 30, 2022

ELFUN INCOME FUND	(EINFX)	April 30, 2022

ELFUN INTERNATIONAL EQUITY FUND		April 30, 2022
(EGLBX)

ELFUN TAX-EXEMPT INCOME FUND		April 30, 2022
(ELFTX)

ELFUN TRUSTS	(ELFNX)	April 30, 2022